Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial instrument disclosures
Summary of valuation techniques and inputs

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Schedule of fair value of Financial Assets/Liabilities on the balance sheet

	Level 1		Level 2		Level 3		Total
	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	623,276	178,692	693,888	1,344,780	—	—	1,317,164	1,523,472
Mutual fund investments	―	87,841	―	―	—	—	―	87,841
Other instruments issued in Chile	714	1,663	212,366	107,078	8,012	20,866	221,092	129,607
Instruments issued abroad	322	4,446	―	―	—	—	322	4,446
Subtotal	624,312	272,642	906,254	1,451,858	8,012	20,866	1,538,578	1,745,366
Derivative contracts for trading purposes
Forwards	—	—	506,614	735,444	—	—	506,614	735,444
Swaps	—	—	710,123	738,130	—	—	710,123	738,130
Call options	—	—	514	4,839	—	—	514	4,839
Put options	—	—	2,841	120	—	—	2,841	120
Futures	—	—	―	―	—	—	―	―
Subtotal	—	—	1,220,092	1,478,533	—	—	1,220,092	1,478,533
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	277	1,116	—	—	277	1,116
Cash flow hedge (Swaps)	—	—	27,572	34,298	—	—	27,572	34,298
Subtotal	—	—	27,849	35,414	—	—	27,849	35,414
Total	—	—	1,247,941	1,513,947	—	—	1,247,941	1,513,947
Financial assets available-for-sale
From the Chilean government and Central Bank	229,296	—	127,072	—	—	—	356,368	—
Other instruments issued in Chile	―	—	1,122,648	—	46,265	—	1,168,913	—
Instruments issued abroad	984	—	―	—	50	—	1,034	—
Subtotal	230,280	—	1,249,720	—	46,315	—	1,526,315	—
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	—	99,132	—	65,090	—	—	—	164,222
Instruments issued in Chile	—	―	—	747,653	—	23,021	—	770,674
Instruments issued abroad	—	―	—	108,544	—	―	—	108,544
Subtotal	—	99,132	—	921,287	—	23,021	—	1,043,440
Equity instruments:
Instruments issued in Chile	—	―	—	8,939	—	—	—	8,939
Instruments issued abroad	—	723	—	―	—	89	—	812
Subtotal	—	723	—	8,939	—	89	—	9,751
Total	230,280	99,855	1,249,720	930,226	46,315	23,110	1,526,315	1,053,191
Other assets
Mutual fund investments	78,069	—	—	—	—	—	78,069	—
Subtotal	78,069	—	—	—	—	—	78,069	—
Total	932,661	372,497	3,403,915	3,896,031	54,327	43,976	4,390,903	4,312,504

Financial liabilities
Derivative contracts for trading purposes
Forwards	—	—	575,137	631,089	—	—	575,137	631,089
Swaps	—	—	727,765	854,708	—	—	727,765	854,708
Call options	—	—	472	2,921	—	—	472	2,921
Put options	—	—	3,403	1,534	—	—	3,403	1,534
Futures	—	—	―	―	—	—	—	―
Subtotal	—	—	1,306,777	1,490,252	—	—	1,306,777	1,490,252
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	5,330	6,164	—	—	5,330	6,164
Cash flow hedge (Swaps)	—	—	80,888	31,818	—	—	80,888	31,818
Subtotal	—	—	86,218	37,982	—	—	86,218	37,982
Total	—	—	1,392,995	1,528,234	—	—	1,392,995	1,528,234
(1)	As of December 31, 2018, 80% of instruments of level 3 has denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements

	2017
		Gain (Loss)	Gain (Loss)					Balance as of
	Balance as of	Recognized in	Recognized in			Transfer from	Transfer to	December
	January 1, 2017	Income (1)	Equity (2)	Purchases	Sales	Level 1 and 2	Level 1 and 2	31, 2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012
Subtotal	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Financial assets available-for-sale:
Other instruments issued in Chile	76,005	(4,186)	1,137	4,922	(28,604)	2,672	(5,681)	46,265
Instruments issued abroad	54	—	(4)	—	—	—	—	50
Subtotal	76,059	(4,186)	1,133	4,922	(28,604)	2,672	(5,681)	46,315

Total	85,019	(4,193)	1,133	12,368	(39,376)	5,057	(5,681)	54,327

	2018
		Gain (Loss)	Gain (Loss)					Balance as of
	Balance as of	Recognized in	Recognized in			Transfer from	Transfer to	December 31,
	January 1, 2018	Income (1)	Equity (2)	Purchases	Sales	Level 1 and 2	Level 1 and 2	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,012	176	—	48,740	(36,062)	—	—	20,866
Subtotal	8,012	176	—	48,740	(36,062)	—	—	20,866

Financial assets at fair value through OCI:
Debt instruments:
Instruments issued in Chile	46,265	2,539	(292)	—	(20,520)	—	(4,971)	23,021
Equity instruments:
Instruments issued abroad	50	—	39	—	—	—	—	89
Subtotal	46,315	2,539	(253)	—	(20,520)	—	(4,971)	23,110

Total	54,327	2,715	(253)	48,740	(56,582)	—	(4,971)	43,976
(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

Schedule of transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements

Transfers from
level 1 to level 2
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	4,688

Instruments issued abroad
From the Chilean Government and Central Bank	—

Transfers from
level 2 to level 1
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	3,498

Instruments issued abroad
From the Chilean Government and Central Bank	4,373

Transfers from
level 1 to level 2
2018
Financial assets	MCh$

Financial assets held-for-trading instruments	496
From the Chilean Government and Central Bank

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	9,444

Transfers from
level 2 to level 1
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	—

Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible

	As of December 31, 2017		As of December 31, 2018
		Sensitivity to		Sensitivity to
		changes in key		changes in key
		assumptions of		assumptions of
	Level 3	models	Level 3	models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	8,012	(26)	20,866	(26)
Subtotal	8,012	(26)	20,866	(26)
Financial assets available-for-sale
Other instruments issued in Chile	46,265	(417)	—	—
Instruments issued abroad	50	—	—	—
Subtotal	46,315	(417)	—	—
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	—	—	23,021	(195)
Equity instrument:
Instruments issued abroad	—	—	89	—
Subtotal	—	—	23,110	(195)
Total	54,327	(443)	43,976	(221)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position

	Book Value		Fair Value
	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	880,081	1,057,393	880,081
Transactions in the course of collection	255,968	289,194	255,968	289,194
Cash collateral on securities borrowed and reverse repurchase agreements	91,641	97,289	91,641	97,289
Subtotal	1,405,002	1,266,564	1,405,002	1,266,564
Loans and advances to banks
Domestic banks	119,998	99,776	119,998	99,776
Chilean Central Bank	350,916	1,100,831	350,916	1,100,831
Foreign banks	289,107	293,777	289,107	286,063
Subtotal	760,021	1,494,384	760,021	1,486,670
Loans to customers, net
Commercial loans	13,739,589	15,209,534	13,477,466	14,949,852
Residential mortgage loans	7,445,221	8,017,743	7,769,694	8,451,099
Consumer loans	3,770,882	4,113,977	3,773,005	4,116,261
Subtotal	24,955,692	27,341,254	25,020,165	27,517,212
Total	27,120,715	30,102,202	27,185,188	30,270,446

Liabilities
Current accounts and other demand deposits	8,915,706	9,584,488	8,915,706	9,584,488
Transactions in the course of payment	29,871	44,436	29,871	44,436
Cash collateral on securities lent and reverse repurchase agreements	195,392	303,820	195,392	303,820
Saving accounts and time deposits	10,067,778	10,656,174	10,073,030	10,632,350
Borrowings from financial institutions	1,195,028	1,516,759	1,188,943	1,506,940
Other financial obligations	137,163	118,014	137,163	119,024
Subtotal	20,540,938	22,223,691	20,540,105	22,191,058
Debt issued
Letters of credit for residential purposes	21,059	15,040	22,542	15,982
Letters of credit for general purposes	2,365	1,328	2,532	1,411
Bonds	5,769,334	6,772,990	5,896,424	6,897,317
Subordinated bonds	696,217	686,194	699,926	732,611
Subtotal	6,488,975	7,475,552	6,621,424	7,647,321
Total	27,029,913	29,699,243	27,161,529	29,838,379

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	880,081	—	—	—	—	1,057,393	880,081
Transactions in the course of collection	255,968	289,194	—	—	—	—	255,968	289,194
Receivables from repurchase agreements and security borrowing	91,641	97,289	—	—	—	—	91,641	97,289
Subtotal	1,405,002	1,266,564	—	—	—	—	1,405,002	1,266,564
Loans and advances to banks
Domestic banks	119,998	99,776	—	—	—	―	119,998	99,776
Central bank	350,916	1,100,831	—	—	—	―	350,916	1,100,831
Foreign banks	289,107	—	—	—	—	286,063	289,107	286,063
Subtotal	760,021	1,200,607	—	—	—	286,063	760,021	1,486,670
Loans to customers, net
Commercial loans	—	—	—	—	13,477,466	14,949,852	13,477,466	14,949,852
Residential mortgage loans	—	—	—	—	7,769,694	8,451,099	7,769,694	8,451,099
Consumer loans	—	—	—	—	3,773,005	4,116,261	3,773,005	4,116,261
Subtotal	—	—	—	—	25,020,165	27,517,212	25,020,165	27,517,212
Total	2,165,023	2,467,171	—	—	25,020,165	27,803,275	27,185,188	30,270,446

Liabilities
Current accounts and other demand deposits	8,915,706	9,584,488	—	—	—	—	8,915,706	9,584,488
Transactions in the course of payment	29,871	44,436	—	—	—	—	29,871	44,436
Payables from repurchase agreements and security lending	195,392	303,820	—	—	—	—	195,392	303,820
Savings accounts and time deposits	—	—	—	—	10,073,030	10,632,350	10,073,030	10,632,350
Borrowings from financial institutions	—	—	—	—	1,188,943	1,506,940	1,188,943	1,506,940
Other financial obligations	137,163	—	—	—	―	119,024	137,163	119,024
Subtotal	9,278,132	9,932,744	—	—	11,261,973	12,258,314	20,540,105	22,191,058
Debt Issued
Letters of credit for residential purposes	—	—	22,542	15,982	—	―	22,542	15,982
Letters of credit for general purposes	—	—	2,532	1,411	—	―	2,532	1,411
Bonds	—	—	5,896,424	6,897,317	—	―	5,896,424	6,897,317
Subordinate bonds	—	—	—	―	699,926	732,611	699,926	732,611
Subtotal	—	—	5,921,498	6,914,710	699,926	732,611	6,621,424	7,647,321
Total	9,278,132	9,932,744	5,921,498	6,914,710	11,961,899	12,990,925	27,161,529	29,838,379

Schedule of offsetting of financial assets and liabilities

	Effect of offsetting on balance sheet			Related amount not offset
			Net amounts reported
	Gross amount	Amounts offset	on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,247,941	—	1,247,941	(600,439)	(34,212)	613,290
Derivative financial liabilities	1,392,995	—	1,392,995	(600,439)	(83,523)	709,033

	Effect of offsetting on balance sheet			Related amount not offset
			Net amounts reported
	Gross amount	Amounts offset	on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2018	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,513,947	—	1,513,947	(1,007,130)	(30,036)	476,781
Derivative financial liabilities	1,528,234	—	1,528,234	(1,007,130)	(233,450)	287,654

Fair Value - not measured at fair value
Financial instrument disclosures
Summary of valuation techniques and inputs

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.